Principal Activities, Organization and Basis of Presentation - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended							3 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Nov. 11, 2013 USD ($)	Nov. 11, 2013 CNY	Dec. 31, 2011 USD ($)	Nov. 11, 2013 PRC	Mar. 31, 2015 Subsequent Event USD ($)	Mar. 31, 2015 Subsequent Event CNY	Dec. 31, 2014 Senior Notes	Dec. 31, 2012 Senior Notes
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Interest rate on senior notes										10.00%	10.00%
Net income (loss)	$ (269,684)	$ (1,637,211)	$ (1,052,059)
Working capital deficit	3,899,510
Total deficit	(2,312,367)	(2,102,381)	(502,764)			624,924
Cash and cash equivalents	17,926	29,973	98,283			244,072
Short-term borrowings and current portion of long-term borrowings	2,839,331	2,525,427
Outstanding short term borrowings	539,556			255,900	1,560,000
Number of commercial bank							11
Drawings from credit facility								$ 65,370	400,000
Line of credit expiration date								Nov. 10, 2016	Nov. 10, 2016